Financial risk management and financial instruments - Summary of Immediate Impact on Net Loss Before Tax (Details) - Currency risk - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Swedish krona (SEK)
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Increase)/decrease in income (loss) before tax	€ (16)	€ (13)
British pound (GBP)
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Increase)/decrease in income (loss) before tax	(20)	(18)
U.S. dollar (USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Increase)/decrease in income (loss) before tax	€ 60	€ 68